Capital Management - Summary of Capital (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Total equity as reported in balance sheet	₨ 440,564.6	$ 5,812.7	₨ 519,135.8	₨ 598,034.7
Currency translation reserve	88,560.6	1,168.5	89,692.0	51,422.5
Hedging reserve	59,799.0	789.0	1,222.1
Cost of hedge reserve	(864.3)	(11.4)	6.1
Equity as reported above	410,673.3	5,418.3	430,135.5
Short-term borrowings and current portion of long-term debt	419,178.7	5,530.6	427,917.4
Long-term debt	977,483.5	12,896.9	931,019.7
Total debt	1,396,662.2	18,427.5	1,358,937.1	1,187,997.1
Total capital (Debt + Equity)	1,807,335.5	23,845.8	1,789,072.6
Equity attributable to shareholders of Tata Motors Limited [Member]
Total equity as reported in balance sheet	397,756.0	5,247.9	503,302.9	589,801.2
Currency translation reserve	(88,560.6)	(1,168.5)	(89,692.0)
Non-controlling interests [Member]
Total equity as reported in balance sheet	42,808.6	564.8	15,832.9	₨ 8,233.5
Currency translation reserve	₨ (265.4)	$ (3.5)	₨ (536.5)